Balances and Transactions With Related Parties (Details) - Schedule of Profit and Loss Data - Related Parties [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Profit and Loss Data [Line Items]
Cost of revenue	[1]	$ 233	$ 107	$ 125
Research and development expenses	[1]	421	182	216
Selling and marketing expenses	[1]	2,796	330	279
General and administrative expenses	[1]	$ 1,074	$ 295	$ 281

[1]	Including benefits to interested parties, related parties and officers, included in subsections b and c above.